Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 14:- LEASES

The Company leases all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2025 and 2034. Some of the leases include one or more options to renew the lease term. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at the lease commencement. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancellable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

In July 2020, the Company entered into a lease agreement for its corporate offices in Or Yehuda, Israel. The lease expires in June 2033, with an option by the Company to extend the lease period for an additional 10-years term. The Company deemed this option as reasonably certain to be renewed.

The Company has several leased offices in the United States, with expiry dates varying between 2025 and 2030, with renewal options varying between 2025 and 2032.

In November 2021, one of the Company’s subsidiaries in Israel entered into a lease agreement for its corporate offices. The lease commenced in July 2022 with a lease term through 2029, with an option to terminate the lease after a 4-year term following a 12-month notice in advance, and an option to renew the lease to an additional 5-year term, through 2034. The Company deemed this option as reasonably certain to be renewed.

Under IFRS 16, all leases with durations greater than 12 months, including non-cancellable operating leases, are recognized on the statement of financial position. The aggregated present value of lease agreements is recorded as a long-term asset titled operating lease right-of-use assets.

The corresponding lease liabilities are classified between operating lease liabilities which are current and long-term.

Maturity analysis of undiscounted future lease payments for lease liabilities:

December 31,
2024
2025	$5,883
2026	4,997
2027	3,126
2028	2,189
2029	1,825
2030 and thereafter	14,670
Total undiscounted cash flows	$32,690

Less imputed interest	(5,832)
Present value of lease liabilities	$26,858

a.	Information on leases:

	Year ended December 31,
	2023	2024

Expenses relating to operating lease costs	$2,225	$2,455
Expenses relating to short-term leases	$62	$38
Expenses relating to variable lease payments	$2,872	$3,536
Total cash outflow for leases	$5,159	$6,029

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

December 31,
2024
Weighted average remaining lease term (years)	11.21
Weighted average discount rate	3.79%
b.	Disclosures in respect of right-of-use assets:

	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$40,452	$4,871	$45,323
Additions during the year:
New leases	1,150	1,575	2,725
Modification of leases	910	66	976
Adjustments for indexation	871	72	943
Adjustments arising from translating financial statements of foreign operations	37	212	249
Business combination	62	-	62
Disposals during the year:
Termination of leases	(298)	(378)	(676)

Balance as of December 31, 2023	$43,184	$6,418	$49,602

Accumulated depreciation:
Balance as of January 1, 2023	15,250	2,537	17,787
Additions during the year:
Depreciation	3,689	1,470	5,159
Adjustments arising from translating financial statements of foreign operations	929	428	1,357
Disposals during the year:
Termination of leases	(192)	(227)	(419)

Balance as of December 31, 2023	19,676	4,208	23,884

Depreciated cost at December 31, 2023	$23,508	$2,210	$25,718
	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2024	$43,184	$6,418	$49,602
Additions during the year:
New leases	2,086	2,050	4,136
Adjustments for indexation	784	75	859
Adjustments arising from translating financial statements of foreign operations	(680)	(3,674)	(4,354)
Business combination	314	-	314
Disposals during the year:
Termination of leases	(22)	(303)	(325)

Balance as of December 31, 2024	$45,666	$4,566	$50,232

Accumulated depreciation:
Balance as of January 1, 2024	19,676	4,208	23,884
Additions during the year:
Depreciation	3,816	1,621	5,437
Adjustments arising from translating financial statements of foreign operations	80	(3,661)	(3,581)
Disposals during the year:
Termination of leases	(10)	(205)	(215)

Balance as of December 31, 2024	23,562	1,963	25,525

Depreciated cost at December 31, 2024	$22,104	$2,603	$24,707